Schedule of maturity analysis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Accounts receivable, net	$ 5,429,705	$ 3,578,974
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, net	984,881	1,764,589
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, net	937,852	249,410
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, net	68,626	1,558,011
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, net	597,106	5,499
Later than six months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable, net	$ 2,841,240	$ 1,465